Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The change in goodwill for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance as of January 1:
Goodwill	$1,059,051	$1,059,051
Accumulated purchase accounting adjustments	3,604	3,604
Accumulated impairment losses	(784,636)	(784,636)
Cumulative translation adjustments	(8,197)	(8,118)
Accumulated disposal adjustments	(1,050)	—
	268,772	269,901

Translation adjustments	2,200	(79)
Disposal adjustment	—	(1,050)

Balance as of December 31:
Goodwill	1,059,051	1,059,051
Accumulated purchase accounting adjustments	3,604	3,604
Accumulated impairment losses	(784,636)	(784,636)
Cumulative translation adjustments	(5,997)	(8,197)
Accumulated disposal adjustments	(1,050)	(1,050)
	$270,972	$268,772

Schedule of indefinite-lived and finite-lived intangible assets
Intangible assets, net, consisted of the following (in thousands):

	WEIGHTED AVERAGE AMORTIZATION PERIOD (YEARS)	DECEMBER 31,
		2012	2011
Trade names (gross)	Indefinite	$413,000	$413,000
Trademarks (gross)	16	87,831	87,531
Less: accumulated amortization		(22,529)	(18,454)
Net trademarks		65,302	69,077
Favorable leases (gross, lives ranging from 0.8 to 25 years)	11	95,514	99,391
Less: accumulated amortization		(38,934)	(34,752)
Net favorable leases		56,580	64,639
Franchise agreements (gross)	8	17,385	17,385
Less: accumulated amortization		(7,410)	(6,073)
Net franchise agreements		9,975	11,312
Other intangibles (gross)	4	9,099	8,547
Less: accumulated amortization		(2,177)	(427)
Net other intangibles		6,922	8,120
Intangible assets, less total accumulated amortization of $71,051 and
$59,706 at December 31, 2012 and 2011, respectively		$551,779	$566,148